Basis of preparation	12 Months Ended
Dec. 31, 2024
Judgements and Estimation Uncertainty [Abstract]
Basis of preparation
2. Basis of preparation
Statement of compliance
These consolidated financial statements, including comparatives, have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The material accounting policies applied in these consolidated financial statements are presented in Note 3 and, except as described in Note 5, have been applied consistently to all years presented, unless otherwise noted.
The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets and liabilities which are measured at fair value.
The preparation of the consolidated financial statements in compliance with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.
Certain prior period balances were reclassified between financial statement line items in the consolidated statement of financial position to conform with the presentation adopted in the current period.
All amounts are presented in U.S. dollars ("$") unless otherwise stated.
The consolidated financial statements were authorized for issue by the Company's Board of Directors on February 20, 2025.